STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)																12 Months Ended
	Oct. 22, 2025	Jul. 16, 2025	Jul. 10, 2025	Jul. 09, 2025	Apr. 01, 2025	Jan. 21, 2025	Oct. 01, 2024	Aug. 06, 2024	Apr. 13, 2024	Apr. 08, 2024	Apr. 03, 2024	Mar. 26, 2024	Jan. 04, 2024	Dec. 13, 2023	Feb. 16, 2009	Dec. 31, 2025	Dec. 31, 2024	Jul. 01, 2025	Mar. 14, 2025	Dec. 31, 2023	Dec. 17, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issuance value																	$ 20,000
Other additional capital																$ 15,000
Shares issued for services value																834,600
Common stock shares issued																		314,636	2,157,710
Cashless exercise of warrants																		318,482	2,181,518
Net effect on equity																$ (7,998,958)	$ (8,149,621)			$ (5,707,156)
Expected term	7 years		5 years		7 years		7 years	7 years	8 years 6 months	6 years 6 months	6 years 6 months			5 years
Share-based compensation payment award, options																8,000,000
Share price																$ 1
Share-Based payment arrangement, expense																$ 87,285
Preferred stock, shares authorized															Unlimited	Unlimited	Unlimited
Preferred stock, no par value															$ 0	$ 0	$ 0
Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued																1,084,010,130	1,038,374,219
Common stock, shares authorized															Unlimited	Unlimited	Unlimited
Common stock, no par value															$ 0	$ 0	$ 0
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares issued																0	0
Common stock, shares authorized															Unlimited	Unlimited	Unlimited
Common stock, no par value															$ 0	$ 0	$ 0
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, no par value																$ 0	$ 0
Preferred stock, shares authorized												4									2
Series A Preferred Stock [Member] | Mr. Kim Thompson [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued												1
Stock issued during period, value, issues												$ 20,000
Seven Year Option Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term	7 years
Share-based compensation payment award, options	2,000,000
Share price	$ 0.091
Fair value of options	$ 166,880
Share-Based payment arrangement, expense																$ 5,960
Vest Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based compensation payment award, options	600,000
Vest Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based compensation payment award, options	1,400,000
5-Year Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term			5 years
Share-based compensation payment award, options			250,000
Share price			$ 0.091
Fair value of options			$ 17,130
Share-Based payment arrangement, expense																17,130
5-Year Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term			5 years
Share-based compensation payment award, options			250,000
Share price			$ 0.091
Fair value of options			$ 17,130
Share-Based payment arrangement, expense																17,130
7-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term					5 years 6 months		4 years 6 months
Share-based compensation payment award, options					6,000,000		461,000
Share price					$ 0.08900		$ 0.8685
Fair value of options					$ 465,840		$ 33,533
Share-Based payment arrangement, expense																16,790
24-Months Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options exercisable vesting shares					1,500,000
36-Months Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options exercisable vesting shares					2,000,000
48-Months Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options exercisable vesting shares					2,500,000
7 Year Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term								4 years 6 months
Share-based compensation payment award, options								2,000,000
Share price								$ 0.1024
Fair value of options								$ 190,880
Share-Based payment arrangement, expense																27,258
7 Year Option Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term								7 years
Share-based compensation payment award, options								2,000,000
Share price								$ 0.1024
Fair value of options								$ 190,880
Share-Based payment arrangement, expense																27,258
7 Year Option Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term								7 years
Share-based compensation payment award, options								2,000,000
Share price								$ 0.1024
Fair value of options								$ 190,880
Share-Based payment arrangement, expense																27,258
7 Year Option Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term								4 years 6 months
Share-based compensation payment award, options								50,000
Share price								$ 0.1024
Fair value of options								$ 4,345
Share-Based payment arrangement, expense																2,173
8.5-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term									4 years 3 months
Share-based compensation payment award, options									5,000,000
Share price									$ 0.08225
Fair value of options									$ 339,100
Share-Based payment arrangement, expense																	$ 339,100
Options Held [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term									9 years 3 months 29 days
9.33-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term									4 years 9 months
Share-based compensation payment award, options									5,000,000
Share price									$ 0.08225
Fair value of options									$ 343,350
Share-Based payment arrangement, expense																	343,350
6.5-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term										3 years 3 months
Share-based compensation payment award, options										150,000
Fair value of options										$ 9,588
Share-Based payment arrangement, expense																	9,588
3.25-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price										$ 0.0834
6.5-Year Option One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term											3 years 3 months
Share-based compensation payment award, options											500,000
Share price											$ 0.082
Fair value of options											$ 31,970
Share-Based payment arrangement, expense																	31,970
5-Year Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term														6 years 3 months
Share-based compensation payment award, options														6,000,000
Share price														$ 0.04
Fair value of options														$ 162,000
Share-Based payment arrangement, expense																32,400
Common stock warrants and options, description														Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2023, and for a period of 10 years expiring on December 13, 2033.
5-Year Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term														6 years 3 months
Share-based compensation payment award, options														4,000,000
Share price														$ 0.04
Fair value of options														$ 108,000
Share-Based payment arrangement, expense																$ 21,600
Common stock warrants and options, description														Options vest 20% on the grant date, 20% will vest on the second anniversary, 20% will vest on the third-year anniversary, 20% will vest on the fourth year anniversary as long as the employee remains with the Company at the end of each successive year for four years. Options will be exercisable on December 31, 2024, and for a period of 10 years expiring on December 13, 2033.
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issuance value						$ 10,000,000
Stock sold for cash, shares																24,316,741
Common stock issued for cash																$ 1,925,702
Stock sold for cash, value																$ 10,000
Shares issued for services		5,000,000		5,000,000
Shares issued for services value		$ 400,000		$ 434,600
Share price		$ 0.08		$ 0.09
Common Stock [Member] | Common Class A [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issuance value
Shares issued for services																10,000,000
Shares issued for services value																$ 834,600
Net effect on equity																31,015,428	27,385,611			27,385,611
Common Stock [Member] | Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issuance value
Shares issued for services value
Net effect on equity
Warrant and Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancelled shares													1,000,000			3,625,000
Offset expense and additional paid in capital for options cancelled													$ 118,874			$ 458,020
Net effect on equity													$ 0			$ 0